ALPHASIMPLEX GLOBAL ALTERNATIVES FUND

Supplement dated December 4, 2020 to the Summary Prospectus and Statutory Prospectus of the AlphaSimplex Global Alternatives Fund (the “Fund”), dated May 1, 2020, as may be revised or supplemented from time to time.

Effective December 31, 2020, David E. Kuenzi will no longer serve as a portfolio manager of the Fund. Alexander D. Healy, Peter A. Lee, Philippe P. Lüdi and Robert S. Rickard will remain as co-portfolio managers of the Fund. Accordingly, effective December 31, 2020, all references to Mr. Kuenzi as a portfolio manager of the Fund in the Summary Prospectus and Statutory Prospectus are hereby deleted.

Effective December 31, 2020, Kathryn M. Kaminski and Timothy J. Kang will join the portfolio management team of the Fund.

Accordingly, effective December 31, 2020, the information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary is revised to include the following under “AlphaSimplex Group, LLC”:

Kathryn M. Kaminski, Chief Research Strategist of the Adviser, has served as co-portfolio manager of the Fund since 2020.

Timothy J. Kang, Research Scientist of the Adviser, has served as co-portfolio manager of the Fund since 2020.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is amended and restated to include the following under “AlphaSimplex”:

Kathryn M. Kaminski - Dr. Kaminski joined AlphaSimplex in 2018 and currently serves as Chief Research Strategist. Dr. Kaminski has served as co-portfolio manager of AlphaSimplex Managed Futures Strategy Fund since 2018 and AlphaSimplex Global Alternatives Fund since 2020. Prior to joining AlphaSimplex, Dr. Kaminski was a visiting scientist at the Massachusetts Institute of Technology (“MIT”) Laboratory for Financial Engineering. Prior to this, she held portfolio management positions as a director, investment strategies at Campbell and Company and as a senior investment analyst at RPM, a CTA fund of funds. Dr. Kaminski earned a B.S. in Electrical Engineering and a Ph.D. in Operations Research from MIT.

Timothy J. Kang - Mr. Kang joined AlphaSimplex in 2018 and currently serves as Research Scientist. Mr. Kang has served as co-portfolio manager of AlphaSimplex Global Alternatives Fund since 2020. Prior to joining AlphaSimplex, Mr. Kang was a trading intern at Susquehanna International Group. Mr. Kang also interned in machine learning at PsychSignal and worked as an undergraduate research assistant at the Harvard School of Engineering and Applied Sciences. Mr. Kang earned an A.B. in Statistics with a minor in Computer Science from Harvard University.

ALPHASIMPLEX GLOBAL ALTERNATIVES FUND

Supplement dated December 4, 2020 to the Statement of Additional Information (“SAI”) of the AlphaSimplex Global Alternatives Fund (the “Fund”), dated May 1, 2020, as may be revised and supplemented from time to time.

Effective December 31, 2020, David E. Kuenzi will no longer serve as a portfolio manager of the Fund. Alexander D. Healy, Peter A. Lee, Philippe P. Lüdi and Robert S. Rickard will remain as co-portfolio managers of the Fund. Accordingly, effective December 31, 2020, all references to Mr. Kuenzi as a portfolio manager of the Fund in the SAI are hereby deleted.

Effective December 31, 2020, Kathryn M. Kaminski and Timothy J. Kang will join the portfolio management team of the Fund.

Accordingly, effective December 31, 2020, the following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Ms. Kaminski and Mr. Kang as of November 1, 2020:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Kathryn M. Kaminski (AlphaSimplex)	3	$287.8 million	0	$0	1	$451.0 million	0	$0	4	$2.5 billion	0	$0
Timothy J. Kang (AlphaSimplex)	1	$61.7 million	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of November 1, 2020, Ms. Kaminski and Mr. Kang had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Kathryn M. Kaminski	Global Alternatives Fund Managed Futures Strategy Fund	E E
Timothy J. Kang	Global Alternatives Fund	B

*	A. None

B. $1 – 10,000

C. $10,001 – $50,000

D. $50,001 – $100,000

E. $100,001 – $500,000

F. $500,001 – $1,000,000

G. over $1,000,000